Other assets and non-controlling interest - Other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Interest in Other Entities [Abstract]
Assets attributable to non-controlling interest	$ 13,934	$ 15,439
Fund recoveries and investment receivables	10,071	6,658
Advance on unrealized carried interest	7,750	4,517
Private holdings	4,371	4,890
Prepaid expenses	4,158	4,017
Other	1,652	3,744
Total other assets	$ 41,936	$ 39,265